Performance Management - Abraham Fortress Fund	Oct. 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class K Shares, and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the MSCI ACWI Index, the Bloomberg U.S. Aggregate Bond Index and the 70/30 Blended Index, as defined below. For periods prior to October 13, 2021, the bar chart and the performance table below reflect the performance of the Abraham Fortress Fund, LP (the “CFTC regulated Predecessor Fund”), a Delaware limited partnership. On October 13, 2021, the Fund acquired all the assets, subject to liabilities, of the CFTC regulated Predecessor Fund. From July 26, 2018, until October 12, 2021, the CFTC regulated Predecessor Fund was operated pursuant to CFTC Regulation 4.7 by the Advisor in the Advisor’s capacity as a commodity pool operator (“CPO”) registered with the CFTC and member of the National Futures Association (“NFA”). The Advisor has been continuously registered with the CFTC as a commodity trading advisor and CPO and member of NFA since 1990. As a commodity pool operated by a CFTC-registered CPO, the CFTC regulated

Predecessor Fund was required to have audited financial statements filed annually with the NFA. UMB Fund Services was the administrator of the CFTC regulated Predecessor Fund prior to its conversion to the Fund, and currently, UMB Fund Services is the co-administrator of the Fund.

The CFTC regulated Predecessor Fund’s performance has been adjusted to reflect the total annual fund operating expenses after waiving fees and/or reimbursing expenses for the Fund’s Class I and Class C shares, as set forth in the Fees and Expenses table, which are higher than the CFTC regulated Predecessor Fund’s expenses. The total annual fund operating expenses after waiving fees and/or reimbursing expenses for the Fund’s Class K shares are the same as those of the CFTC regulated Predecessor Fund. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ.

The CFTC regulated Predecessor Fund was not registered under the 1940 Act, and therefore was not subject to certain restrictions imposed by the 1940 Act on registered investment companies and by the Code on regulated investment companies. If the CFTC regulated Predecessor Fund had been registered under the 1940 Act, the CFTC regulated Predecessor Fund’s performance may have been adversely affected.

The Fund’s objectives, policies, guidelines and restrictions are materially equivalent to those of the CFTC regulated Predecessor Fund. Salem Abraham, a co-Portfolio Manager of the Fund, managed the CFTC regulated Predecessor Fund since its inception. The Advisor chose to convert the CFTC regulated Predecessor Fund to a registered open-end mutual fund for business purposes, to seek to expand its distribution channel opportunities and its prospective investor audience.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at the Fund’s website, www.abrahamtrading.com, or by calling the Fund at 1-844-323-8200.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class K Shares, and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the MSCI ACWI Index, the Bloomberg U.S. Aggregate Bond Index and the 70/30 Blended Index, as defined below.
Bar Chart [Heading]	Calendar-Year Total Return (before taxes) for Class K Shares For each calendar year at net asset value per share (“NAV”)
Bar Chart Closing [Text Block]

The Fund’s calendar year-to-date return as of September 30, 2026, was 14.07%.

Class K Shares
Highest Calendar Quarter Return at NAV	8.81%	Quarter Ended 09/30/2025
Lowest Calendar Quarter Return at NAV	(5.72)%	Quarter Ended 06/30/2022

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.abrahamtrading.com
Performance Availability Phone [Text]	1-844-323-8200
Class K
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	14.07%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Calendar Quarter Return at NAV
Highest Quarterly Return	8.81%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return	(5.72%)
Lowest Quarterly Return, Date	Jun. 30, 2022